Going Concern and Management’s Plan	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management’s Plan

2. GOING CONCERN AND MANAGEMENT’S PLAN

The accompanying consolidated financial statements have prepared on a going concern basis, which contemplates the realization of assets and liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern. For the years ended December 31, 2020 and 2019, the Company has recognized operating losses of $14,272,068 and $22,097,227, respectively, and used cash in its operations of $15,786,259 and $20,567,926. As of December 31, 2020, the Company had a working capital deficit of $26,277,805. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the date these financial statements are made available.

The Company’s continuation of operations is dependent on its ability to generate sufficient cash flow to meet its obligations on a timely basis. For the years ended December 31, 2020 and 2019, the Company’s cash needs have primarily been funded through equity capital raises, and note payable agreements from members, in addition to bank loans. The Company has $42,500,000 of subscription agreements for Common Stock fully committed to be funded upon the consummation of the transactions contemplated by the Business Combination Agreement (the “Business Combination Agreement”) dated January 28, 2021 between the Company and Andina Acquisition Corp. III (“Andina”) and Andina Holdings LLC, a Delaware limited liability company and wholly-owned subsidiary of Andina (“Holdings”). The subscription agreements are anticipated to be funded in the second quarter of fiscal year 2021, pending completion of the closing conditions included in the Business Combination Agreement. Additionally, the Company issued a third round of bridge convertible notes on January 28, 2021 for $10,600,000 to obtain additional working capital, with the knowledge that the transactions contemplated by the Business Combination Agreement constituted a triggering event for conversion for such notes. Although there can be no assurances that the aforementioned business combination will be consummated, the Company believes that $42,500,000 of subscriptions and cash from Andina’s trust account in connection with the Business Combination Agreement, along with a continued reduction in expenses, will be sufficient to fund the Company’s cash requirements for at least twelve months subsequent to the date these financial statements were made available.